Other Noncurrent Assets	6 Months Ended
Jun. 30, 2026
Other Noncurrent Assets [Abstract]
Other noncurrent assets	Note 24. Other noncurrent assets Other noncurrent assets consisted of noncurrent deposits. Deposits are primarily made up of rental deposits on the premises rented by the Group.